Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.2%
Communication Services - 2.0%
48,183	Comcast Corp.	1,413,207
Consumer Discretionary - 11.1%
14,119	Best Buy Co., Inc.	894,298
6,443	Home Depot, Inc.	1,777,881
7,103	Lowe's Companies, Inc.	1,334,014
8,643	McDonald's Corp.	1,994,286
11,683	Target Corp.	1,733,640
		7,734,119
Consumer Staples - 4.4%
15,474	Procter & Gamble Co.	1,953,593
25,168	Unilever PLC ADR	1,103,365
		3,056,958
Energy - 3.4%
41,791	Baker Hughes Co.	875,939
89,017	Kinder Morgan, Inc.	1,481,243
		2,357,182
Financials - 14.4%
9,730	Ameriprise Financial, Inc.	2,451,473
49,076	Bank of America Corp.	1,482,095
22,798	Blackstone, Inc.	1,908,193
10,079	Chubb Ltd.	1,833,169
14,232	JPMorgan Chase & Co.	1,487,244
8,307	T. Rowe Price Group, Inc.	872,318
		10,034,492
Health Care - 20.4%
16,742	AbbVie, Inc.	2,246,944
23,820	CVS Health Corp.	2,271,713
17,519	Gilead Sciences, Inc.	1,080,747
7,051	Johnson & Johnson	1,151,851
14,258	Medtronic PLC	1,151,333
33,847	Merck & Co., Inc.	2,914,904
19,291	Novartis AG ADR	1,466,309
3,869	UnitedHealth Group, Inc.	1,954,000
		14,237,801
Industrials - 6.5%
6,482	Cummins, Inc.	1,319,152
3,804	L3Harris Technologies, Inc.	790,585
11,761	Otis Worldwide Corp.	750,352
10,493	United Parcel Service, Inc.	1,695,039
		4,555,128
Information Technology - 21.6%
5,279	Accenture PLC	1,358,287
9,419	Analog Devices, Inc.	1,312,443
29,953	Apple, Inc.	4,139,505
11,671	Automatic Data Processing, Inc.	2,639,863
42,257	Cisco Systems, Inc.	1,690,280
16,924	Microsoft Corp.	3,941,600
		15,081,978
Materials - 3.8%
17,765	Dow, Inc.	780,417
7,090	Linde PLC	1,911,393
		2,691,810
Utilities - 2.6%
26,136	Dominion Energy, Inc.	1,806,259
Total Common Stocks (Cost $37,715,706)		62,968,934

Preferred Stocks - 1.4%
Financials - 0.6%
7,155	KKR & Co., Inc. - Series C, 6.00%	389,375
Health Care - 0.8%
12,214	Becton, Dickinson & Co. Depositary Shares^	575,768
Total Preferred Stocks (Cost $989,789)		965,143

Real Estate Investment Trusts - 5.1%
7,129	American Tower Corp.	1,530,596
26,692	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	798,892
17,454	W.P. Carey, Inc.	1,218,289
Total Real Estate Investment Trusts (Cost $2,625,592)		3,547,777

Short-Term Investments - 3.6%
Money Market Funds - 3.6%
2,511,824	First American Government Obligations Fund - Class Z, 2.74%#	2,511,824
Total Short-Term Investments (Cost $2,511,824)		2,511,824
Total Investments - 100.3% (Cost $43,842,911)		69,993,678
Liabilities in Excess of Other Assets - (0.3)%		(185,323)
NET ASSETS - 100.0%		$69,808,355

ADR - American Depositary Receipt
^ Each depositary share represents 1/20th interest in a share of Becton, Dickinson and Co. 6.00% Mandatory Convertible Preferred Stock, Series B. Each outstanding depositary share will automatically convert on June 1, 2023 into a number of shares of common stock. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.